IXIS ADVISOR DIVERSIFIED PORTFOLIOS

Supplement dated February 12, 2007 to the IXIS Advisor Diversified Portfolios Classes A and C Prospectus,

dated May 1, 2006, as may be revised or supplemented from time to time

Effective immediately the sub-section “Exchanges into Shares of the Money Market Fund” within the section “How Sales Charges Are Calculated” is amended and restated as follows:

If you exchange Class C shares of a Portfolio into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Effective immediately the second sentence in the sub-section “Exchanging Shares” within the section “Portfolio Services” is amended and restated as follows:

For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, for Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

SP330-0207

IXIS ADVISOR EQUITY FUNDS

Supplement dated February 12, 2007 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus,

dated May 1, 2006, as may be revised or supplemented from time to time

Effective immediately the sub-section “Exchanges into Shares of the Money Market Fund” within the section “How Sales Charges Are Calculated” is amended and restated as follows:

If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another IXIS Advisor Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Effective immediately the second sentence in the sub-section “Exchanging Shares” within the section “Fund Services” is amended and restated as follows:

For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

SP331-0207